COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

18.    COMMITMENTS AND CONTINGENCIES

(a) Capital commitments

As of December 31, 2014, the Group’s commitments related to the construction of headquarter located in Wujiang, leasehold improvements, and installation of machinery and equipment for the hotel operations amounted to RMB 214,403.

(b) Commitments under operating leases

The Group has entered into lease agreements relating to leased-and-operated hotels that are classified as operating leases.

Future minimum lease payments for non-cancelable operating leases at December 31 are as follows:

	Related party	Non-related party	Total

2015	1,800	1,724,728	1,726,528
2016	1,650	1,743,069	1,744,719
2017	500	1,734,734	1,735,234
2018		1,687,156	1,687,156
2019	-	1,612,866	1,612,866
Thereafter	-	8,323,195	8,323,195
Total	3,950	16,825,748	16,829,698

Rental expenses amounted to RMB 1,489,333, RMB 1,612,201 and RMB 1,680,937 during the years ended December 31, 2012, 2013 and 2014, respectively.

(c) Contingencies

As of December 31, 2014 the Group had no significant outstanding contingencies that are likely to have a material impact on our financial condition, results of operations, liquidity or cash flows.